Property and equipment, net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 8 – Property and equipment, net

Property and equipment, net consist of the following:

	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Office equipment	$80,316	$76,285
Leasehold improvement	2,191	2,250
Subtotal	82,507	78,535
Less: accumulated depreciation	(72,547)	(71,803)
Total	$9,960	$6,732

Depreciation expense for the six months ended June 30, 2024 and 2023 amounted to $2,327, and $2,574, respectively.